UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-5011

Name of Fund:  CMA Arizona Municipal Money Fund of
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro,
      NJ, 08536.  Mailing address:  P.O. Box 9011, Princeton,
      NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments


CMA Arizona Municipal Money Fund

Schedule of Investments as of December 31, 2004                                                              (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                      Value
Arizona - 98.7%

                       $ 8,000   Arizona School District, TAN, Financing Program, COP, 3% due 7/30/2005           $   8,064

                         5,300   Arizona School Facilities Board Revenue Refunding Bonds, PUTTERS, VRDN,
                                 Series 483, 2.03% due 7/01/2012 (a)(d)                                               5,300

                         1,295   Arizona State, COP, Refunding, VRDN, 5% due 3/01/2005 (b)(d)                         1,303

                                 Arizona State Transportation Board, Excise Tax Revenue Bonds (Maricopa
                                 County Regional Area Road Fund):
                         1,500       5% due 7/01/2005                                                                 1,526
                         4,980       5.75% due 7/01/2005                                                              5,078

                         5,650   Arizona State Transportation Board Revenue Bonds, GAN, 5% due 1/01/2005              5,651

                         2,515   Arizona Tourism and Sports Authority, Tax Revenue Bonds, ROCS, VRDN,
                                 Series II-R-2134, 2.04% due 7/01/2021 (b)(d)                                         2,515

                         2,200   Casa Grande, Arizona, IDA, IDR (Price Companies Inc. Project), VRDN, AMT,
                                 Series A, 2.05% due 12/01/2017 (d)                                                   2,200

                         1,100   Chandler, Arizona, IDA, IDR (Red Rock Stamping Company Project), VRDN, AMT,
                                 2.14% due 2/01/2020 (d)                                                              1,100

                         6,000   Cochise County, Arizona, Pollution Control Corporation, Solid Waste Disposal
                                 Revenue Bonds (Arizona Electric Power Co-Operative Inc. Project), MPUT, AMT,
                                 1.55% due 3/01/2005                                                                  6,000

                         7,000   Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds, PUTTERS,
                                 VRDN, Series 420, 2.05% due 1/01/2010 (d)                                            7,000

                         4,865   Maricopa County, Arizona, IDA, IDR (Trans-Matic Manufacturing Production
                                 Project), VRDN, AMT, 2.06% due 10/01/2026 (d)                                        4,865

                                 Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds, VRDN,
                                 AMT (d)(e):
                         2,540       (Las Gardenias Apartments LP Project), Series A, 2% due 4/15/2033                2,540
                         3,600       (San Martin Apartments Project), Series A-1, 2% due 6/15/2035                    3,600
                         4,000       (San Remo Apartments Project), 2% due 9/15/2035                                  4,000
                         6,300       (Villas Solanas Apartments), Series A, 2% due 11/15/2032                         6,300


Portfolio Abbreviations for CMA Arizona Municipal Money Fund


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
CP         Commercial Paper
FLOATS     Floating Rate Securities
GAN        Grant Anticipation Notes
GO         General Obligation Bonds
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MPUT       Mandatory Put
PUTTERS    Puttable Tax-Exempt Receipts
ROCS       Reset Option Certificates
S/F        Single-Family
TAN        Tax Anticipation Notes
VRDN       Variable Rate Demand Notes


CMA Arizona Municipal Money Fund


Schedule of Investments as of December 31, 2004 (concluded)                                                  (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                      Value
Arizona (concluded)

                                 Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds:
                      $ 13,465       FLOATS, VRDN, AMT, Series 707, 2.09% due 12/01/2036 (d)                      $  13,465
                         6,859       Series A, 2.331% due 9/01/2005                                                   6,859

                         3,900   Phoenix, Arizona, Civic Improvement Corporation, Wastewater System Revenue
                                 Refunding Bonds, ROCS, VRDN, Series II-R-6039, 1.98% due 7/01/2024 (b)(d)            3,900

                                 Phoenix, Arizona, IDA, M/F Housing Revenue Bonds, VRDN (d):
                         1,000       (Bell Square Apartments Project), 2.05% due 6/01/2025                            1,000
                         8,420       (Mariners Pointe Apartments Project), AMT, Series A, 2.08% due 10/01/2023        8,420

                                 Phoenix, Arizona, IDA, M/F Housing Revenue Refunding Bonds, VRDN (d):
                         4,000       (Paradise Lakes Apartments Project), 2.05% due 7/01/2025                         4,000
                         3,800       (Westward Housing Apartments Project), AMT, Series A, 2.09% due 4/01/2033        3,800

                         1,000   Phoenix, Arizona, IDA, Revenue Bonds (Safeway Inc. Ice Cream Plant Project),
                                 AMT, VRDN, 1.70% due 4/01/2005 (d)                                                   1,000

                         2,615   Phoenix, Arizona, IDA, Revenue Bonds (Swift Aviation Services Inc. Project),
                                 VRDN, AMT, 2.32% due 7/01/2024 (d)                                                   2,615

                         8,200   Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds, AMT, VRDN, Series A, 2.302%
                                 due 7/01/2005 (d)                                                                    8,200

                         2,895   Pima County, Arizona, GO, 5% due 7/01/2005 (f)                                       2,945

                         1,500   Pima County, Arizona, IDA, IDR, Refunding (Brush Wellman Inc. Project), VRDN,
                                 2.06% due 9/01/2009 (d)                                                              1,500

                         4,770   Pima County, Arizona, IDA Revenue Bonds (Lease Purchase), VRDN, 2.12% due
                                 6/01/2007 (d)                                                                        4,770

                           875   Pima County, Arizona, IDA, S/F Mortgage Revenue Bonds, VRDN, 2.39% due
                                 2/04/2012 (d)                                                                          875

                         2,500   Salt River Project, Arizona, Agricultural Improvement & Power District,
                                 Electric System, CP, 1.81% due 2/11/2005                                             2,500

                                 Salt River Project, Arizona, Agricultural Improvement & Power District,
                                 Electric System Revenue Refunding Bonds, Series A:
                           540       5.50% due 1/01/2005                                                                540
                           500       5.80% due 1/01/2005                                                                500

                         3,900   Special Fund of Industrial Arizona, CP, 2.15% due 1/05/2005                          3,900

                         3,000   Sun Devil Energy Center LLC, Arizona, Revenue Bonds (Arizona State
                                 University Project), VRDN, 2.01% due 7/01/2030 (d)(g)                                3,000

                         2,260   Tucson, Arizona, IDA, IDR (Fluoresco Old Nogales Project), VRDN, AMT, 2.15%
                                 due 8/01/2025 (d)                                                                    2,260

                         3,590   Tucson, Arizona, IDA, Revenue Bonds (United Way Capital Corporation Project),
                                 VRDN, 2.19% due 6/01/2021 (d)                                                        3,590

                                 University of Arizona, COP, VRDN (a)(d):
                         1,100       (Main Campus & Research), Series A, 1.95% due 6/01/2025                          1,100
                         4,015       Series RR-II-R-243, 2.04% due 6/01/2015                                          4,015

                         6,500   Verrado Western Overlay Community Facilities District, Arizona, GO, VRDN,
                                 2.07% due 7/01/2029 (d)                                                              6,500


Puerto Rico - 1.3%

                           693   Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 747D, 2.01% due 7/01/2017 (c)(d)                                                693

                         1,495   Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN, Series 911,
                                 2.01% due 8/01/2026 (c)(d)                                                           1,493

                                 Total Investments (Cost - $160,482*) - 100.0%                                      160,482
                                 Other Assets Less Liabilities - 0.0%                                                    34
                                                                                                                  ---------
                                 Net Assets - 100.0%                                                              $ 160,516
                                                                                                                  =========

(a) AMBAC Insured.

(b) MBIA Insured.

(c) CIFG Insured.

(d) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
    The rate changes periodically based upon prevailing market rates.

(e) FNMA Collateralized.

(f) FSA Insured.

(g) FGIC Insured.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Arizona Municipal Money Fund of
CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       CMA Arizona Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       President
       CMA Arizona Municipal Money Fund of
       CMA Multi-State Municipal Series Trust

Date: February 24, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       CMA Arizona Municipal Money Fund of
       CMA Multi-State Municipal Series Trust

Date: February 24, 2005